Financial risk management and fair value estimates (Details 3)	Jun. 30, 2025	Jun. 30, 2024
Agricultural Business [Member]
Statement [Line Items]
Gearing ratio	41.90%	39.55%
Debt ratio	41.82%	37.57%
Urban Properties and Investments Business [Member]
Statement [Line Items]
Gearing ratio	29.09%	25.37%
Debt ratio	25.29%	20.23%